Annual Fund Operating Expenses - Longleaf Partners International Fund - Longleaf Partners International Fund	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.15%

[1]	Southeastern has contractually committed to limit operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.15% of average net assets per year.